SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2016
SHARE CAPITAL [Abstract]
Schedule of stock by class

Authorized share capital:
(in thousands of $ except per share amount)	2016	2015
150 million common shares of $0.05 par value	7,500	—
500 million common shares of $0.01 par value	—	5,000

On September 18, 2015, at the Company's 2016 Annual General Meeting, the shareholders approved that the Company's authorized share capital was increased from $2,000,000 divided into 200,000,000 common shares of $0.01 par value to $5,000,000 divided into 500,000,000 common shares of $0.01 par value. It was further resolved that the share premium account (presented as "Additional paid in capital" in the statements of changes in equity) to be reduced to nil and that the amount resulting from the reduction be credited to the contributed capital surplus account. A transfer of $1,207.4 million was made in the third quarter of 2015 in this respect.

On February 22, 2016, at a Special General Meeting, the shareholders approved that the Company's authorized share capital was increased from $5,000,000 divided into 500,000,000 common shares of $0.01 par value to $6,000,000 divided into 600,000,000 common shares of $0.01 par value.

On August 1, 2016 the Company effected 1-for-5 reverse share split of the Company's common shares where every five shares of the Company's issued and outstanding common shares par value $0.01 per share was automatically combined into one issued and outstanding common share par value $0.05 per share. As a result of the 1-for-5 reverse share split the Company's authorized capital was restated from $6,000,000 divided into 600,000,000 common shares of $0.01 par value to $6,000,000 divided into 120,000,000 common shares of $0.05 par value.

On September 23, 2016, at the Company's 2016 Annual General Meeting, the shareholders approved that the Company's authorized share capital was increased from $6,000,000 divided into 120,000,000 common shares of $0.05 par value to $7,500,000 divided into 150,000,000 common shares of $0.05 par value.

Issued and fully paid share capital:
(number of shares of $0.05 each)	2016	2015
Balance at start of year	34,535,128	16,024,310
Shares issued re:
- settlement of RSUs	19,954	22,026
- purchase of twelve SPCs in March 2015	—	6,200,000
- merger with the Former Golden Ocean	—	12,300,090
- private placement	68,736,800	—
- subsequent offering	2,673,858
- cancellation	(548)	(11,298)
Balance at end of year	105,965,192	34,535,128